PROFILE
                                     of the
                     TRANSAMERICA CLASSICsm VARIABLE ANNUITY
                                    Issued by
                 Transamerica Life Insurance Company of New York
                                   May 1, 1999

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the policy. The policy is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.

1. The Policy. The Transamerica Classicsm Variable Annuity is a policy between you and Transamerica Life Insurance Company of New York that allows you to invest your premiums in your choice of 17 mutual fund portfolios ("portfolios") in the variable account and the fixed account. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the fixed account. We guarantee the safety of money invested in the fixed account.

The policy is a deferred annuity and it has two phases: the accumulation phase and the annuitization phase. During the accumulation phase, you can make additional payments to your policy, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulate on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable and/or subject to penalty. Tax deferral is not available for non-qualified policies owned by corporations and some trusts.

During the annuitization phase, we will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitant's age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from us. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decrease based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15, or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Policy. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a policy. You can make additional payments of at least $200 each ($100 each if made under an automatic payment plan deducted from your bank account). You may cancel your policy during the free look period (see item 10).

The Transamerica Classic Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the policy for short-term purposes or if you cannot take the risk of losing some of your investment.

4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

            ----------------------------------------------- -------------------------------------------------
            Alger American Income & Growth                  MFS VIT Research
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Growth & Income                    MSDW UF Fixed Income
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Premier Growth                     MSDW UF High Yield
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Capital Appreciation                MSDW UF International Magnum
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Small Cap                           OCC Accumulation Trust Managed
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Series Balanced                     OCC Accumulation Trust Small Cap
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Series Worldwide Growth             Transamerica VIF Growth
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Emerging Growth                         Transamerica VIF Money Market
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Growth with Income
            ----------------------------------------------- -------------------------------------------------
            -----------------------------------------------

            -----------------------------------------------

You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses.

FIXED ACCOUNT: You can also allocate payments to the fixed account, where we guarantee the principal invested plus an annual interest rate of at least 3%.

5. Expenses. We make certain charges and deductions in order to provide the benefits and features available under the policy:

          If you withdraw your money within seven years of investing it, there may be a contingent deferred sales load of up to 6% of the amount invested.

     We deduct an annual account fee of no more than $30 (the fee is waived for policy values over $50,000).

          We deduct insurance and administrative charges of 1.35% per year from your average daily value in the variable account.

     The first 18 transfers each year are free (then we will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' managers, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There  might  be  premium  tax  charges  ranging  from 0 to 5% of your
         investment   and/or  amounts  you  use  to  purchase  annuity  benefits
         (depending on your state's law).

The following chart shows these charges (not including any transfer fees). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the contingent deferred sales load and year 10 does not.

                                         ------------------------------------------------------------------
                                             Total        Total                     Total        Total
                                            Annual        Annual       Total       Expenses     Expenses
                                           Insurance    Portfolio      Annual     at End of    at End of
                                            Charges      Charges      Charges       1 Year      10 Years
                                         ------------------------------------------------------------------
-----------------------------------------
Alger American Income & Growth               1.425%        0.70%        2.125        $73          $246
Alliance VPF Growth & Income                 1.425%        0.73%        2.155        $73          $249
Alliance VPF Premier Growth                  1.425%        1.06%        2.485        $76          $282
Dreyfus VIF Capital Appreciation             1.425%        0.81%        2.235        $74          $257
Dreyfus VIF Small Cap                        1.425%        0.77%        2.195        $73          $253
Janus Aspen Series Balanced                  1.425%        0.74%        2.165        $73          $250
Janus Aspen Series Worldwide Growth          1.425%        0.72%        2.145        $73          $248
MFS VIT Emerging Growth                      1.425%        0.85%        2.275        $74          $261
MFS VIT Growth with Income                   1.425%        0.88%        2.305        $74          $264
MFS VIT Research                             1.425%        0.86%        2.285        $74          $262
MSDW UF Fixed Income                         1.425%        0.70%        2.125        $73          $246
MSDW UF High Yield                           1.425%        0.80%        2.225        $74          $256
MSDW UF International Magnum                 1.425%        1.15%        2.575        $77          $291
OCC Accumulation Trust Managed               1.425%        0.82%        2.245        $74          $258
OCC Accumulation Trust Small Cap             1.425%        0.88%        2.305        $74          $264
Transamerica VIF Growth                      1.425%        0.85%        2.275        $74          $261
Transamerica VIF Money Market                1.425%        0.60%        2.025        $72          $235
-----------------------------------------------------------------------------------------------------------

The Annual Portfolio Charges above are for the year ended December 31, 1998 and reflect any expense reimbursements or fee waivers. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Classic Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the account value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the policy). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified policies that are not individuals may be currently taxed on increases in the account value, whether distributed or not. Qualified policies are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. We may assess a contingent deferred sales load of up to 6% of a premium, but no contingent deferred sales load will be assessed on money that has been in the policy for seven years or longer. Subject to certain conditions, each policy year you may withdraw up to 15% of premiums received less than seven years ago, without incurring a contingent deferred sales load. Withdrawals from qualified policies may be subject to severe restrictions and, in certain circumstances, prohibited.

You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

8. Past Investment Performance. The value of the money you allocate to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the contingent deferred sales load or any transfer fees which would reduce performance if applied.

Past performance is no guarantee of future performance or earnings.

                                                                       CALENDAR YEAR
                                           ----------------------------------------------------------------
SUB-ACCOUNT                                    1998         1997          1996        1995        1994
                                           ----------------------------------------------------------------
-------------------------------------------
Alger American Income & Growth                30.55%       34.37%        17.98%      33.23%      -9.59%
Alliance VPF Growth & Income                  19.20%       26.98%        22.34%      33.96%      -1.85%
Alliance VPF Premier Growth                   45.93%       31.98%        20.97%      42.82%      -4.34%
Dreyfus VIF Capital Appreciation              28.36%       26.29%        23.78%      31.65%       1.57%
Dreyfus VIF Small Cap                         -4.80%       15.10%        14.94%      27.56%       6.22%
Janus Aspen Series Balanced                   32.42%       20.38%        14.54%      23.03%      -0.59%
Janus Aspen Series Worldwide Growth           27.13%       20.43%        27.22%      25.58%       0.09%
MFS VIT Emerging Growth                       32.38%       20.11%        15.36%        NA          NA
MFS VIT Growth with Income                    20.62%       27.96%        22.69%        NA          NA
MFS VIT Research                              21.59%       18.64%        20.60%        NA          NA
MSDW UF Fixed Income                          6.39%          NA            NA          NA          NA
MSDW UF High Yield                            3.33%          NA            NA          NA          NA
MSDW UF International Magnum                  7.44%          NA            NA          NA          NA
OCC Accumulation Trust Managed                5.62%        20.57%        21.03%      43.52%       1.16%
OCC Accumulation Trust Small Cap             -10.32%       20.52%        17.03%      13.60%      -2.42%
Transamerica VIF Growth                       41.29%       44.45%        26.00%      51.34%       6.10%
Transamerica VIF Money Market                   NA           NA            NA          NA          NA
-----------------------------------------------------------------------------------------------------------






                                           ----------------------------------------------------------------
SUB-ACCOUNT                                    1993         1992          1991        1990        1989
                                           ----------------------------------------------------------------
-------------------------------------------
Alger American Income & Growth                8.78%         7.09%        21.77%      -1.15%       5.88%
Alliance VPF Growth & Income                  10.11%        6.40%          NA          NA          NA
Alliance VPF Premier Growth                   11.03%         NA            NA          NA          NA
Dreyfus VIF Capital Appreciation                NA           NA            NA          NA          NA
Dreyfus VIF Small Cap                         65.82%       69.04%       156.16%        NA          NA
Janus Aspen Series Balanced                     NA           NA            NA          NA          NA
Janus Aspen Series Worldwide Growth             NA           NA            NA          NA          NA
MFS VIT Emerging Growth                         NA           NA            NA          NA          NA
MFS VIT Growth with Income                      NA           NA            NA          NA          NA
MFS VIT Research                                NA           NA            NA          NA          NA
MSDW UF Fixed Income                            NA           NA            NA          NA          NA
MSDW UF High Yield                              NA           NA            NA          NA          NA
MSDW UF International Magnum                    NA           NA            NA          NA          NA
OCC Accumulation Trust Managed                8.82%        16.96%        43.94%      -5.01%      30.69%
OCC Accumulation Trust Small Cap              17.82%       19.77%        46.05%      -11.06%     16.68%
Transamerica VIF Growth                       20.98%       12.19%        39.32%      -12.05%     32.24%
Transamerica VIF Money Market                   NA           NA            NA          NA          NA
-----------------------------------------------------------------------------------------------------------

9. Death Benefit. If you or your joint owner die during the accumulation phase, a death benefit will be paid to your beneficiary.

If you or your joint owner die before either of you turn 85, the death benefit will be the greatest of three amounts: (1) the policy value; (2) the sum of all premiums less withdrawals taken and applicable premium tax charges; or (3) the highest policy value on any policy anniversary prior to the earlier of your or your joint owner's 85th birthday, plus premiums paid, less withdrawals taken and premium tax charges since that policy anniversary. If death occurs after your or your joint owner's 85th birthday, the death benefit will be equal to the account value.

10. Other Information. The Transamerica Classic Variable Annuity offers other features you might be interested in. Some of these features are as follows:

Free Look. After you get your policy, you have 10 days to look it over and decide if it is really right for you. If you decide not to keep the policy, you can cancel it during this period by delivering a written notice of cancellation and returning the policy to our Service Center at the address listed in item 11 below. Except for IRAs, we will refund the premiums allocated to the fixed account (less any withdrawals) plus the value in the variable account as of the date the written notice and the policy are received by our Service Center.

Dollar Cost Averaging. You can instruct us to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct us to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

Systematic Withdrawal Option. You can arrange to have us send you money automatically each month out of your policy, during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total amount of withdrawals (including systematic withdrawals) made in a policy year exceed the allowed amount to be withdrawn without a charge for that year, any applicable contingent deferred sales load will then apply.

Automatic Payout Option. For qualified policies, many pension and retirement plans require that minimum amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the policy, please write or call:

                       Transamerica Annuity Service Center
                        401 North Tryon Street, Suite 700
                         Charlotte, North Carolina 28202
                                  800-420-7749

                                                                   2
3


                               PROSPECTUS FOR THE

                 TRANSAMERICA SERIESsm CLASSIC VARIABLE ANNUITY
                  A Flexible Premium Deferred Variable Annuity

                                    Issued By

                       Transamerica Life Insurance Company
                                   of New York

              Offering 17 Sub-Accounts within the Variable Account
                      Designated as Separate Account VA-6NY

                                 In Addition to

                                 A Fixed Account

      This prospectus contains                              Portfolios Associated with Sub-Accounts
     information you should                                    Alger American Income and Growth
     know before investing.                                     Alliance VPF Growth and Income
                                                                  Alliance VPF Premier Growth
      Please keep this prospectus                              Dreyfus VIF Capital Appreciation
     for future reference.                                           Dreyfus VIF Small Cap
                                                                  Janus Aspen Series Balanced
      You can obtain more information about                   Janus Aspen Series Worldwide Growth
     the policy by requesting a copy of the                         MFS VIT Emerging Growth
     Statement of  Additional Information                         MFS VIT Growth with Income
     ("SAI") dated May 1, 1999. The SAI is                             MFS VIT Research
     available free by writing to Transamerica                       MSDW UF Fixed Income
     Life Insurance Company of New York,                              MSDW UF High Yield
     Annuity Service Center,                                     MSDW UF International Magnum
     401 N. Tryon St., Suite 700,                               OCC Accumulation Trust Managed
     Charlotte, NC 28202 or                                    OCC Accumulation Trust Small Cap
     by calling 800-420-7749.                                       Transamerica VIF Growth
                                                                 Transamerica VIF Money Market

     The current SAI has been filed with the
     Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.

      The SEC's web site is http://www.sec.gov

      Transamerica's web site is
           http://www.transamerica.com



Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
                                   May 1, 1999


                                TABLE OF CONTENTS

SUMMARY.....................................................................................................4
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK AND THE VARIABLE ACCOUNT...................................12
         Transamerica Life Insurance Company of New York...................................................12
         Published Ratings.................................................................................12
         Insurance Marketplace Standards Association.......................................................12
         The Variable Account..............................................................................12
THE PORTFOLIOS.............................................................................................13
THE POLICY.................................................................................................18
PREMIUMS...................................................................................................18
         Premiums..........................................................................................18
         Allocation of Premiums............................................................................19
         Investment Option Limit...........................................................................19
POLICY VALUE...............................................................................................19
         How Variable Accumulation Units Are Valued........................................................20
TRANSFERS..................................................................................................20
         Before the Annuity Date...........................................................................20
         Other Restrictions................................................................................21
         Dollar Cost Averaging.............................................................................21
         Eligibility Requirement for Dollar Cost Averaging ................................................21
         Automatic Asset Rebalancing.......................................................................22
         After the Annuity Date............................................................................22
CASH WITHDRAWALS...........................................................................................22
         Systematic Withdrawal Option......................................................................23
         Automatic Payment Option (APO)....................................................................23
DEATH BENEFIT..............................................................................................24
         Payment of Death Benefit..........................................................................24
         Designation of Beneficiaries......................................................................25
         Death of Owner of Joint Owner Before Annuity Date.................................................25
         If Annuitant Dies Before Annuity Date.............................................................26
         Death After Annuity Date..........................................................................26
         Survival Provision................................................................................26
CHARGES, FEES AND DEDUCTIONS...............................................................................26
         Contingent Deferred Sales Load/Surrender Charge...................................................26
         Free Withdrawal - Allowed Amount..................................................................27
         Other Free Withdrawals............................................................................27
         Administrative Charges............................................................................27
         Mortality and Expense Risk Charge.................................................................28
         Premium Tax Charges...............................................................................28
         Transfer Fee......................................................................................28
         Option and Service Fees...........................................................................28
         Taxes.............................................................................................28
         Portfolio Expenses................................................................................28
         Sales in Special Situations.......................................................................28
DISTRIBUTION OF THE POLICY.................................................................................29
SETTLEMENT OPTION PAYMENTS.................................................................................29
         Annuity Date......................................................................................29
         Settlement Option Payments........................................................................29
         Election of Settlement Option Forms and Payment Options...........................................30
         Payment Options...................................................................................30
         Fixed Payment Option..............................................................................30
         Variable Payment Option...........................................................................30
         Settlement Option Forms...........................................................................31
FEDERAL TAX MATTERS........................................................................................32
         Introduction......................................................................................32
         Premiums..........................................................................................32
         Taxation of Annuities.............................................................................33
         Qualified Policies................................................................................35
         Taxation of Transamerica .........................................................................36
         Tax Status of Policy..............................................................................37
         Possible Changes in Taxation......................................................................38
         Other Tax Consequences............................................................................38
PERFORMANCE DATA...........................................................................................38
YEAR 2000 ISSUE............................................................................................40
LEGAL PROCEEDINGS..........................................................................................40
LEGAL MATTERS..............................................................................................40
ACCOUNTANTS AND FINANCIAL STATEMENTS.......................................................................40
VOTING RIGHTS..............................................................................................40
AVAILABLE INFORMATION......................................................................................41
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS....................................................42
APPENDIX A - THE FIXED ACCOUNT.............................................................................43
APPENDIX B.................................................................................................45
         Example of Variable Accumulation Unit Value Calculations..........................................45
         Example of Variable Annuity Unit Value Calculations...............................................45
         Example of Variable Annuity Payment Calculations..................................................45
APPENDIX C.................................................................................................46
         Definitions.......................................................................................46
APPENDIX D.................................................................................................47
         Disclosure Statement for Individual Retirement Annuities..........................................47


                    The policy is available only in New York

SUMMARY

The Policy

The Transamerica Seriessm Transamerica Classicsm Variable Annuity is a flexible premium deferred annuity. It is designed to aid:

      your long-term financial planning needs; and

      your long-term retirement needs

The policy may be used in connection with a retirement plan which qualifies as:

      a retirement program under Sections 403(b), 408 or 408A of the Code;

      with various types of qualified pension and profit sharing plans under
           Section 401 of the Code; or

      with non-qualified plans.

Some qualified policies may not be available in all states or in all situations.

The policy is issued by Transamerica Life Insurance Company of New York, an indirect wholly-owned subsidiary of Transamerica Corporation.

The principal office for Transamerica Life Insurance Company of New York is:

                                            100 Manhattanville Road
                                           Purchase, New York 10577

                                           Telephone (914) 701-6000

The terms owner and you refer to the owner or owners of the individual policy.

We will establish and maintain an account for each policy. Each owner will receive an individual policy.

The policy provides that the policy value, after certain adjustments, will be applied to a settlement option on a future date you select. This date will be the annuity date.

You may allocate all or portions of your premiums to:

      one or more variable sub-accounts; or

      the fixed account.
Sub-Account Values Will Vary According to Investment Experience. The policy value before the annuity date, except for amounts in the fixed account, will vary depending on the investment experience of each of the variable sub-accounts selected by you as the owner. All benefits and values provided under the policy, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the policy for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

The initial premium for each policy must be at least $5,000, or, if for contributory IRAs, SEP/IRAs and Roth IRAs, $2,000. Generally each additional premium must be at least $200, unless an automatic premium plan is selected. See Premiums on page 18.

The Variable Account

The variable account is a separate account,  designated Separate Account VA-6NY,
that  is  subdivided  into  variable  sub-accounts.   Assets  of  each  variable
sub-account are invested in a specified mutual fund portfolio.
The variable sub-accounts currently available for investment are:

Alger American Income & Growth Alliance VPF Growth & Income Alliance VPF Premier Growth Dreyfus VIF Capital Appreciation Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth with Income MFS VIT Research MSDW UF Fixed Income MSDW UF High Yield MSDW UF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap Transamerica VIF Growth Transamerica VIF Money Market

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a policy and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see Charges, Fees and Deductions on page 26, The Portfolios on page 13, and the accompanying portfolio pro-spectuses.

----------------------------------------------

                                                 Sales Load(1)


           Sales Load Imposed on Premiums                                     0%

           Maximum Contingent Deferred Sales Load(2)                          6%

           Range of Contingent Deferred Sales Load Over Time:
                                                                     Contingent Deferred
                             Years Since                                 Sales Load
                           Premium Receipt                       as a percentage of premium
           Less than 1 year                                                  6%
           1 year but less than 2 years                                      6%
           2 years but less than 3 years                                     5%
           3 years but less than  4 years                                    5%
           4 years but less than  5 years                                    5%
           5 years but less than 6 years                                     4%
           6 years but less 7 years                                          2%
           7 or more years                                                   0%






                                           Other Policy Expenses

           Transfer Fee, first 18 per policy year(3)                         0
           Fees For Other Services and Options(4)                            0
           Policy fee(5)                                                     $30






                                    Variable Account Annual Expenses(6)
                             as a percentage of the variable accumulated value
           Mortality and Expense Risk Charge                                 1.20%
           Administrative Expense Charge(7)                                  0.15%
           Total Variable Account Annual Expenses                            1.35%

                                              Portfolio Expenses

   as a percentage of assets after fee waiver and/or expense reimbursement(8)


                                                                                                 Total
                                                              Management         Other         Portfolio
         Portfolio                                               Fees           Expenses        Annual
                                                                                               Expenses

         Alger American Income & Growth                         0.625%           0.075%          0.70%

         Alliance VPF Growth & Income                           0.625%           0.105%          0.73%

         Alliance VPF Premier Growth                            0.97%            0.09%           1.06%

         Dreyfus VIF Capital Appreciation                       0.75%            0.06%           0.81%

         Dreyfus VIF Small Cap                                  0.75%            0.02%           0.77%

         Janus Aspen Series Balanced                            0.72%            0.02%           0.74%

         Janus Aspen Series Worldwide Growth                    0.65%            0.07%           0.72%

         MFS VIT Emerging Growth                                0.75%            0.10%           0.85%

         MFS VIT Growth with Income                             0.75%            0.13%           0.88%

         MFS VIT Research                                       0.75%            0.11%           0.86%

         MSDW UF Fixed Income                                   0.06%            0.64%           0.70%

         MSDW UF High Yield                                     0.15%            0.65%           0.80%

         MSDW UF International Magnum                           0.15%            1.00%           1.15%

         OCC Accumulation Trust Managed                         0.78%            0.04%           0.82%

         OCC Accumulation Trust Small Cap                       0.15%            0.08%           0.88%

         Transamerica VIF Growth                                0.64%            0.21%           0.85%

         Transamerica VIF Money Market                          0.00%            0.60%           0.60%

Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, we have relied on the figures provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1998. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

1. The contingent deferred sales load applies to each policy, regardless of how the policy value is allocated between the variable account and the fixed account.
2. A portion of the premiums may be withdrawn each policy year without imposition of any contingent deferred sales load, and after seven years, a premium may be withdrawn free of any contingent deferred sales load. See Charges, Fees and Deductions on page 26.

     3. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a policy year.

4. We currently do not impose fees for any other services, or options. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

5. The current policy fee is $30, or 2% of the policy value, if less, per policy year. This fee will be waived for policy values over $50,000.

6. The variable account annual expenses do not apply to the fixed account.

     7. The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%.

8. From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1998. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 1999. Without such waivers or reimbursements, the annual expenses for 1998 for certain portfolios would have been, as a percentage of assets, as follows:

                                                       Management         Other        Total Portfolio
                                                           Fee           Expenses      Annual Expense
       Alliance VPF Premier Growth                        1.00%           0.09%             1.09%
       Janus Aspen Series Worldwide Growth                0.67%           0.07%             0.74%
       MSDW UF Fixed Income                               0.40%           0.64%             1.04%
       MSDW UF High Yield                                 0.50%           0.65%             1.15%
       MSDW UF International Magnum                       0.80%           1.00%             1.80%
       Transamerica VIF Growth                            0.75%           0.21%             0.96%
       Transamerica VIF Money Market                      0.35%           2.68%             3.03%




Examples

The following table show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

These examples assume an average policy value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 policy fee. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. See Premium Tax Charges on page 28.

Examples 1 through 3 show expenses for policies based on fee waivers and reimbursements for the portfolios for 1998. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first policy anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. Expense examples in column 1 illustrate this occurrence.

      ---------------------------------------------------------------------------------------------------
                                                                                       3. If the owner
      Examples 1-3                            1. If the owner                             elects to
      An  owner  would  pay  the  following   surrenders the      2. If the owner     annuitize at the
      expenses  on  a  $1,000   investment,  policy at the end   does not surrender      end of the
      assuming   a  5%  annual   return  on  of the applicable      and does not      applicable period
      assets:                                  time period:        annuitize the     under a Settlement
                                                                      policy:         Option with life
                                                                                        contingencies
                                            -------------------------------------------------------------
      --------------------------------------
                                             1 Year    3 Years    1 Year    3 Years   1 Year    3 Years
                                            -------------------------------------------------------------
      Alger American Income & Growth           $73      $109       $22        $67       $22       $67
      Alliance VPF Growth & Income             $73      $110       $22        $67       $22       $67
      Alliance VPF Premier Growth              $76      $120       $25        $77       $25       $77
      Dreyfus VIF Capital Appreciation         $74      $112       $23        $70       $23       $70
      Dreyfus VIF Small Cap                    $73      $111       $22        $69       $22       $69
      Janus Aspen Series Balanced              $73      $110       $22        $68       $22       $67
      Janus Aspen Series Worldwide Growth      $73      $110       $22        $67       $22       $67
      MFS Emerging Growth                      $74      $114       $23        $71       $23       $71
      MFS Growth & Income                      $74      $114       $24        $72       $23       $72
      MFS Research                             $74      $114       $23        $71       $23       $71
      MSDW UF Fixed Income                     $73      $109       $22        $67       $22       $67
      MSDW UF High Yield                       $74      $112       $23        $70       $23       $70
      MSDW UF International Magnum             $77      $123       $26        $80       $26       $80
      OCC Accumulation Trust Managed           $74      $113       $23        $70       $23       $70
      OCC Accumulation Trust Small Cap         $74      $115       $23        $72       $23       $72
      Transamerica VIF Growth                  $74      $114       $23        $71       $23       $71
      Transamerica VIF Money Market            $72      $106       $21        $64       $21       $64
      ---------------------------------------------------------------------------------------------------

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

Condensed Financial Information

Because the variable account did not commence operations during 1998, no financial statements are available.

The Fixed Account

The policy provides an option to invest premiums in the fixed account which is part of our general account.

The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

Investment Options Limit

Currently, you may not elect more than a total of 18 investment options over the life of the policy. Investment options include variable sub-accounts and fixed account.

Transfers Before the Annuity Date

Before  the  annuity  date,  you  may  transfer   values  between  the  variable
sub-accounts and the fixed account, within limits. For transfers after the annuity date, see After the Annuity Date on page 22.

Transfers out of the fixed account are restricted to four per policy year and to a limited percentage of the fixed policy value. We may allow more frequent
transfers  under  certain  services  and  options,  for  example,   dollar  cost
averaging.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year.

Withdrawals

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your policy is the policy value less any policy fee, contingent deferred sales load and premium tax charges. The policy fee generally will be deducted on a full surrender of a policy if the policy value is then less than $50,000. We may delay payment of any withdrawal from the fixed account for up to six months. Withdrawals may be taxable, subject to withholding and a penalty tax. Withdrawals from qualified policies may be subject to severe restrictions and, in certain circumstances, prohibited. See Federal Tax Matters on page 32.

Contingent Deferred Sales Load/
Surrender Charge

We do not deduct a sales charge when premiums are made, although premium tax charges may be deducted. However, if any part of the policy value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 6% of premiums. After we have held a premium for seven years, you may withdraw it without charge. See Contingent Deferred Sales Load/Surrender Charge on page 26.

Also, beginning 30 days from the policy effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each policy year without imposition of any contingent deferred sales load/surrender charge. The allowed amount for each policy year, determined as of the last policy anniversary, is equal to 15% of premiums received during the last seven years less any withdrawals already taken that policy year.

All premiums not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load/surrender charge. In calculating the charge, we will consider withdrawals to be taken first from premiums, on a first in/first out basis, and then from earnings.

Other Charges and Deductions

We deduct:

     a mortality and expense risk charge of 1.20% annually of the assets in the variable account; and

      an administrative expense charge of 0.15% annually of these assets.

The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of 0.35%.

We deduct a policy fee of currently $30, or 2% of the policy value, if less, at the end of each policy year and upon surrender. If the policy value is more than $50,000 on the last business day of a policy year, or as of the date the policy is surrendered, we will waive the policy fee for that year.

After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.

For each transfer in excess of 18 during a policy year, we will impose a transfer fee of $10. See Transfer Fee on page 28.

Also, New York currently has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you become a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums, amounts withdrawn and/or the annuity purchase amount at annuitization. See Premium Tax Charges on page 28.

Currently, we do not deduct fees for any other services or options under the policy. However, we do reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Policy Fee Table

The purpose of this table is to assist you in understanding the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire policy value is in the variable account. You should consider the information below together with the narrative provided under the heading Charges, Fees and Deductions on page 26 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

Settlement Option Payments

Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 90th birthday. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

Four settlement options are available under the policy:

1.    life annuity;

2.    life and contingent annuity;

3.    life annuity with period certain; or

4. joint and survivor annuity.

Death of Owner Before the Annuity Date

If you die before the annuity date and before you or a joint owner turn 85, the death benefit will be the greatest of three amounts:

1.    the policy value;

2. the sum of all premiums, less withdrawals taken and applicable premium tax charges; or

3. the highest policy value on any policy anniversary before the earlier of your or a joint owner's 85th birthday, plus premiums paid, less withdrawals taken and premium tax charges since that policy anniversary.

If or the joint owner die before the annuity date and after your or a joint owner's 85th birthday, the death benefit will be the policy value.

The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

Federal Income Tax Consequences

An owner who is a natural person generally should not be taxed on increases in the policy value until a distribution under the policy occurs. Taxable events, for example, would occur with a withdrawal or settlement option payment, or as the result of a pledge, loan, or assignment of a policy. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified policies. In addition, a federal penalty tax may apply to certain distributions. See Federal Tax Matters on page 32.

Right to Cancel

As the owner, you have the right to examine the policy for a limited period, known as a "free look period." You may cancel the policy during this period by delivering or mailing a written notice of cancellation, or sending a telegram to:

a)    the agent through whom you purchased the policy; or

b)    our Service Center.

You must return the policy before midnight of the tenth day after receipt of the policy, or longer in some situations or if required by state law. Notice given by mail and the return of the policy, properly addressed and postage prepaid, by mail will be deemed by us to have been made on the date postmarked. Unless otherwise required by law, we will refund the premiums allocated to the fixed account, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your policy are received by us.
See Premiums on page 18.


Questions

We will answer your questions about procedures or the policy if you write to:

                                    The Transamerica Annuity Service Center
                                                P.O. Box 31848
                                           Charlotte, North Carolina
                                                  28231-1848

                                        Or call us at: 1- 800-258-4260

All inquiries should include the policy number and the owner's name.

Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. With respect to qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions. These limits or restrictions may be on premiums, withdrawals, distributions, or benefits, or on other provisions of the policy. This prospectus does not describe such limitations or restrictions. See Federal Tax Matters on page 32.

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ACCOUNT

Transamerica Life Insurance Company of New York

Transamerica Life Insurance Company of New York, hereafter referred to simply as Transamerica is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 100 Manhattanville Road, Purchase, New York 10577.

On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

Transamerica Corporation indirectly owns the issuer, Transamerica Life Insurance Company of New York.

Published Ratings

Transamerica may from time to time publish its ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica. These ratings should not be considered as bearing on the investment performance of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined Transamerica is prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the fixed account of this policy. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards
Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Variable Account

Separate Account VA-6NY of Transamerica, also referred to as the variable account was established by Transamerica as a separate account under the laws of the State of New York following September 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, hereafter referred to simply as the Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

The assets of the variable account are owned by Transamerica, but they are held separately from the other assets of Transamerica. Section 4240 of the New York Insurance Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

The variable account currently has 17 variable sub-accounts available under the policy, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.

The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc. Management Fee: 0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.

Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in the equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be of a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those which are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio seeking long-term capital growth and preservation of principal. Current income is a secondary investment objective. During periods of strong market momentum, the portfolio will invest aggressively to increase its holdings in: common stocks of foreign and domestic issuers, common stocks with warrants attached and debt securities of foreign governments. Generally, the portfolio will invest in large cap companies, defined as those with market capitalizations exceeding $500 million. These companies will also be selected on the basis of their potential to achieve predictable, above average earnings growth.

Adviser: The Dreyfus Corporation.
Sub-Adviser:  Fayez Sarofim & Co.
Management Fee: 0.75%.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation by investing principally in common stocks of domestic and foreign issuers. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase. Companies selected for this portfolio will include those thought to possess new or innovative products or services which are expected to propel growth in future earnings.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.67% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Emerging Growth Series of the MFS Variable Insurance Trust will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

Adviser: Massachusetts Financial Services
Company. Management Fee: 0.75%.

The Growth with Income Series of the MFS Variable Insurance Trust will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

The Research Series of the MFS Variable Insurance Trust will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

The Fixed Income Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agency bonds, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio invests primarily in investment grade securities, but may also invest a portion of its assets in high yield securities, also known as junk bonds. The portfolio's average weighted maturity will ordinarily exceed five years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus 0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities of U. S. and foreign issuers (including emerging markets), including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.

The International Magnum Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: MSDW Investment Management Inc. Management Fee: 0.80% of the first $500 million plus 0.75% of the next $500 million plus 0.70% of the assets over $1 billion.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt. The portfolio will also invest in high quality short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depository receipts.

Adviser: OpCap Advisers. Management Fee: 0.70% of first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must listed on a domestic or foreign securities exchange or be represented by American depository receipts.

Adviser: OpCap Advisers. Management Fee: 0.15% of the first $400 million plus 0.75% of the next $400 million plus 0.70% of assets over $800 million.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth through investment in common stocks of listed and over the counter issues. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions dictate otherwise, the manager tries to keep the Portfolio fully invested in equity securities. Attempting to enter and exit the market at strategic times is not a commonly used strategy for this portfolio. However when, in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

Adviser: Transamerica Occidental Life Insurance Company.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.75%.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Occidental Life Insurance Company.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the policy is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the policy involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges in the current prospectuses for the portfolios which accompany this prospectus.

Read the prospectuses of the portfolios which interest you carefully before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Portfolios Not Publicly Available

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

Addition, Deletion, or Substitution

Transamerica does not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under this policy or any of the portfolios will always be available to you for investment purposes. We retain the right to make changes in the variable account and in its investments.


Subject to the approval of the New York Insurance Department, Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity policies. Nor does it prevent the variable account from effecting an exchange between series or classes of variable policies on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the policies when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the policy that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the policies, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

THE POLICY

The policy is a flexible premium deferred variable annuity policy. Other variable policies are also available from Transamerica. The rights and benefits of this policy are described below. However, we reserve the right to modify the policy if required by law. We also reserve the right to give the owner the benefit of any federal or state statute, rule or regulation. The obligations under the policy are obligations of Transamerica. The policies are available on a non-qualified basis and on a qualified basis. Policies available on a qualified basis are as follows:

     1. rollover and contributory individual retirement annuities, also referred to as IRAs under Code Sections 408(a) and 408(b);

2. conversion, rollover and contributory Roth IRAs under Code Section 408A;

3. simplified employee pension plans, also referred to as SEP/IRAs, that qualify for special federal income tax treatment under Code Section 408(k);

     4. rollover Code Section 403(b) annuities, including Rev. Rul. 90-24 transfers, with no additional premiums; and

5.  qualified  pension and profit  sharing plans  intended to qualify under Code
Section 401.

Generally, qualified policies contain certain restrictive provisions limiting the timing and amount of premiums to, and distributions from, the qualified policy.

Ownership

As the owner, you are entitled to the rights granted by the policy. If you die, your rights belong to the joint owner, if any, and then to your beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified policies, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner is not an individual, the annuitant(s) may not be changed once the policy is issued. Different rules apply to qualified policies.

For each policy, a different account will be established and values, benefits and charges will be calculated separately. The various admini-strative rules described below will apply separately to each policy, unless otherwise noted.

PREMIUMS

All premiums must be paid to our Service Center. A confirmation will be issued to you, as the owner, upon the acceptance of each premium.

The initial premium must be at least $5,000 or, if for contributory IRAs, SEP/IRAs and Roth IRAs, it must be for at least $2,000.

Your policy will be issued and your initial premium generally will be credited within two business days after the receipt of: sufficient information to issue a policy and the initial premium at our Service Center. For us to issue you a policy, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any premium or request for issuance of a policy. Normally we will not issue policies to owners, joint owners, or annuitants more than 85 years old. Nor will we normally accept premiums after any owners', or annuitants' if non-individual owner, 86th birthday. In our discretion we may waive these restrictions in appropriate cases.

If the initial premium allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial premium within five business days. If you consent to us retaining the initial premium we will credit it to the variable sub-account of your choice as soon as the requirements are fulfilled.

You may make additional premiums at any time before the annuity date. They must be at least $200 each, or at least $100 if made through an automatic premium plan. If you elect to use this option additional premiums will be automatically deducted from your bank account and allocated to the policy. In addition, minimum allocation amounts apply. See Allocation of Premiums on page 19. Additional premiums are credited to the policy as of the date we receive payment from you.

Total premiums for any policy may not exceed $1,000,000 without our prior approval.

In no event may the sum of all premiums for a policy during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Premiums

You specify how premiums will be allocated under the policy. You may allocate premiums among one or more of the variable sub-accounts and the fixed account as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account. We may waive this minimum allocation amount under certain options and circumstances.

Each premium will be subject to the allocation percentages in effect at the time of receipt of such premium. You may change the allocation percentages for additional premiums at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first premium we receive which accompanies your request. If we receive your request separately, all premiums arriving after it will be subject to its terms. Your request will continue in effect until you change it again.

If you exercise the free look option for an IRA, we are legally required to return the greater of:

1.    the premium; or

2.    the policy value.

Any initial allocation you make to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your requested allocation. This transfer will not count against the 18 transfers allowed free of charge during the first policy year.

Investment Option Limit

Currently, you may not allocate monies to more than eighteen investment options over the life of the policy. Investment options include variable sub-accounts and fixed account. Each variable sub-account, each guarantee period of the guarantee period account, and the fixed account that ever received a transfer or premium allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would still count as one transfer for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

POLICY VALUE

Before the annuity date, the policy value is equal to:

a)    the fixed account accumulated value; plus

b)    the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

How Variable Accumulation Units Are Valued

Premiums allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the premium allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial premium, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of:

     a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or

b) the date our Service Center receives the initial premium.

In the case of any additional premium, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

Before the annuity date, you may transfer all or any portion of the policy value among the variable sub-accounts and the fixed account. Transfers are restricted into or out of the fixed account.

Transfers among the variable sub-accounts and the fixed account may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

     1. the variable sub-accounts and/or the fixed account from which your transfer is to be made;

2.    the amount of your transfer; and

3. the variable sub-accounts and/or fixed account to receive the transferred amount.

The minimum amount which you may transfer from the variable sub-accounts and the fixed account is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

If a transfer reduces the value in a variable sub-account or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the policy.

Other Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-policy values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

Dollar Cost Averaging

Before the annuity date, you as the owner may request that amounts be automatically transferred on a monthly basis from a source account, which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts. You can accomplish this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available; call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity policies, dollar cost averaging transfers will not commence until the later of:

a)    30 days after the policy effective date; or

b) the estimated end of the free look period which allows 5 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

1.    you terminate the transfers;

2. we automatically terminate the transfers because there are insufficient amounts in the source account; or

3. for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

Eligibility Requirements for Dollar Cost Averaging

In order to be eligible for dollar cost averaging, the following conditions must be met:

1.    the value of your source account must be at least $5,000;

     2. the minimum amount that you can transfer out of the source account is $250 per month; and

     3. the minimum amount you can transfer into any other variable sub-account is the greater of $250 or 10% of the amount being transferred.

These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per policy year. We may charge in the future for dollar cost averaging.

Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Dollar cost averaging may not be elected at the same time that automatic asset rebalancing is in effect.

Automatic Asset Rebalancing

After premiums have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. As the owner, you may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account. The guaranteed period account and/or fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a policy year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

     1. transfers after the annuity date may be made no more than four times during any policy year; and

2. the minimum amount transferred from one variable sub-account to another is the amount supporting a current $50 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

If you are the owner of a non-qualified policy you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified policies, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. The cash surrender value is equal to the policy value, minus any policy fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the fixed account. If you do not specify, the withdrawal will be taken pro rata from the policy value.

A partial withdrawal request cannot be fulfilled if it would reduce your policy value to less than $2,000. In such instances, you will be notified.

Any withdrawal requests, including surrender requests, generally will be processed as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

      the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

      the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a premium which you made by check may be delayed until your check has cleared your bank.

When you make a withdrawal from a guarantee period before the end of its term, the amount you withdraw may be subject to an interest adjustment.

We may delay payment of any withdrawal from the fixed account for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you as the owner assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your policy may be more or less than the total premiums.

As owner, you may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:


a)    30 days after the policy effective date; or

b)    the end of the free look period.

Withdrawals will be from the variable sub-accounts and/or the fixed account in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on policy value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payment option is in effect.

To be eligible for the systematic withdrawal option, the policy value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically. You may also make partial withdrawals while receiving systematic withdrawals.

If the total of your withdrawals (systematic, automatic or partial) in a policy year exceeds the allowed amount to be withdrawn without charge for that year, your policy value will be charged any applicable contingent deferred sales load which may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a policy year.

Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal tax penalty.

Automatic Payout Option

Before the annuity date, for certain qualified policies, you may elect the automatic payout option, hereafter referred to simply as APO to satisfy minimum distribution requirements under the following sections of the Code:

      401(a)(9);
      403(b); and

      408(b)(3).

For IRAs and SEP/IRAs this option may be elected no earlier than six months before the calendar year in which you, as the owner, attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For other qualified policies, APO can be elected no earlier than six months before the later of:

a)    when you attain age 70 1/2; or

b) when you retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)    30 days after the policy effective date; or

b)    the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 84th birthday.

Other Automatic Payout Option Information. Withdrawals will be from the variable sub-accounts and/or the fixed account you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from policy value. You can not make withdrawals from a variable sub-account from which you have designated that dollar cost averaging transfers be made. The calculation of the APO amount will reflect the total policy value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this policy.

To be eligible for this option, you must meet the following conditions:

     1. your policy value must be at least $12,000 at the time at which you select this option; and

2. the annual withdrawal amount is the larger of the required minimum distribution under Code sections 401(a)(9) or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

If death occurs before the annuity date and before any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of:

a)    the policy value; or

b) the sum of all premiums less withdrawals taken, adjusted as described below, and the applicable premium tax charges; or

c) the highest policy value on any policy anniversary before the earlier of the owner's or joint owner's 85th birthday, plus premiums made, less withdrawals taken, adjusted as described below, and applicable premium tax charges since that policy anniversary.

If death occurs before the annuity date and after either the deceased owner's or joint owner's 85th birthday the death benefit will be equal to the policy value.

Payment of Death Benefit

The death benefit is generally payable upon receipt of proof of death of an owner. Once we have received this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)    proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load nor interest adjustment will apply.

Until the death benefit is paid, the policy value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the policy value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

As owner, you may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the policy. The individuals you designate will receive the percentage you establish if:

      you die before the annuity date and there is no joint owner; or

      you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the policy unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Owner or Joint Owner Before the Annuity Date

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, the policy will remain in force with the annuitant's surviving spouse as the new annuitant if:

      The policy is owned by a trust; and

      The beneficiary is either the annuitant's surviving spouse, or a trust holding the policy solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the policy. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

      The joint owner, if any; or

      The beneficiary, if any

If the owner is not the annuitant:

      The joint owner, if any; or

      The beneficiary, if any; or

      The annuitant; or

      The joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the policy with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

      In a lump sum; or

      As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the policy will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from premiums, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the premiums are invested in one or more of the variable sub-accounts and/or the fixed account.

Contingent Deferred Sales Load/
Surrender Charge

No deduction for sales charges is made from premiums at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 6% of premiums may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the policy, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a premium was credited to the policy and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the policy exceed 6% of the total premiums.

                                   Contingent
       Number of Years              Deferred
      Since Receipt of          Sales Load As A
           Premium               Percentage of
                                    Premium
Less than 2 years                      6%
2 years but less than 3 years          5%
3 years but less than 4 years          5%
4 years but less than 5 years          4%
5 years but less than 6 years          4%
6 years but less than 7 years          2%
7 years or more                        0%

Free Withdrawals-Allowed Amount

Beginning 30 days after the policy effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each policy year before the annuity date.

The allowed amount each policy year is equal to 15% of:

     the total premiums received during the last seven years determined as of the last policy anniversary; minus any withdrawals during the present policy year.

In the first policy year, the 15% will be applied to the total premiums at the time of the first withdrawal.

Premiums held for seven full years may be withdrawn without charge.

Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings and last from credits. The allowed amount may vary depending on the state in which your policy is issued. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Other Free Withdrawals

In addition, no contingent deferred sales load is assessed:

     upon annuitization after the first policy year to an option involving life contingencies; or

      upon payment of the death benefit before the annuity date.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

Administrative Charges

Policy Fee. At the end of each policy year and before the annuity date, we deduct an annual policy fee as partial compensation for expenses relating to the issue and maintenance of the policy and the variable account. The annual policy fee is equal to the lesser of $30 or 2% of the policy value. If the policy is surrendered, the policy fee, unless waived, will be deducted from a full surrender before the application of any contingent deferred sales load. The policy fee will be deducted on a pro rata basis, based on values, from the policy value. The fee deductions will be based on both the variable sub-accounts and the fixed account. The policy fee for a policy year will be waived if the policy value exceeds $50,000 on the last business day of that policy year or as of the date you, as owner, surrender the policy.

Annuity Fee. After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments.
This fee may be waived.

Administrative Expense Charge. We also make a daily deduction for the administrative expense charge from the variable account before and after the policy effective date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular policy. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

We deduct a charge for bearing certain mortality and expense risks under the policies. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. We guarantee that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the policy and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the policies and the variable account will exceed the amount recovered through the administrative expense charge, policy fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the policies. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of policy distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Tax Charges

New York currently has no premium tax or retaliatory tax. If New York imposes these taxes in the future, or if you become a resident of a state where such taxes apply, we reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date.

Transfer Fee

We currently impose a fee for each transfer in excess of the first 18 in a single policy year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a policy year.

Taxes

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the policies.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses.

Sales in Special Situations

We may sell the policies in special situations that are expected to involve reduced expenses for us. These instances may include:

      sales in certain group arrangements, such as employee savings plans;

     sales to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

     sales to officers, directors, and employees, and their families, and the portfolios' investment advisers and their affiliates; or

      sales to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the policies.

In these situations:

1.    the contingent deferred sales load may be reduced or waived;

2. the mortality and expense risk charge or administration charges may be reduced or waived; and/or

3. certain amounts may be credited to the policy value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the policy value.

These reductions in fees or charges or credits to policy value will not unfairly discriminate against any policy owner. These reductions in fees or charges or credits to policy value may be taxable and treated as premiums for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE POLICY

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.(NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. The percentage may be up to 5.75%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid. The compensation amounts paid broker-dealers by TSSC are not deducted directly from or directly reduce a policy's value.

SETTLEMENT OPTION PAYMENTS

Annuity Date

The annuity date is the date that the annuitization phase of the policy begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option selected by you. You select the annuity date and you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first policy anniversary except for certain qualified policies. The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

Settlement Option Payments

The annuity amount is the policy value, minus any applicable contingent deferred sales load, and minus any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first policy anniversary.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $20, or if the annuity amount is less than $2,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $50 from each variable sub-account from which such payments are made.

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified policies and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified policies may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and
Payment Options

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date. In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the policy.

Payment Options

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the policy value in the variable sub-accounts on the annuity date.

Fixed Payment Option

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the policy, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the policy reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

   The written request for this form must:

   a) name the contingent annuitant; and

   b) state the percentage of payments to be made after the annuitant dies.

   Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

   a) the annuitant's life; or

   b) the period certain

   The period certain may be 120, 180 or 240 months.

   If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

   If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

   The written request for this form must:

   a) state the length of the period certain; and

   b) name the beneficiary.

4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

   The written request for this form must:

   a) name the joint annuitant; and

   b) state the percentage of continued payments to be made upon the first death.

   Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

   After the annuity date:

     a) you will not be allowed to make any changes in the settlement option and payment option;

   b) no additional premiums will be accepted under the policy; and

   c) no further withdrawals will be allowed.

   As the owner of a non-qualified policy, you may, at any time after the policy date, write to us at our Service Center to change the payee of benefits being provided under the policy. The effective date of change in payee will be the later of:

   a) the date we receive the written request for such change; or

   b) the date specified by you.

   As the owner of a qualified policy, you may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations relating to the policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the policy. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or simply, the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The policy may be purchased on a non-tax qualified basis, as a non-qualified policy, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified policy. Qualified policies are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A. The ultimate effect of federal income taxes on the amounts held under a policy, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

     the type of retirement plan or arrangement for which the policy is purchased;

      the tax and employment status of the individual concerned; or

      Transamerica's tax status.

In addition, certain requirements must be satisfied when purchasing a qualified policy with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified policy, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the policy for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the policy. The following discussion is based on the assumption that the policy qualifies as an annuity for federal income tax purposes and that all premiums made to qualified policies are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Premiums

At the time the initial premium is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified policy or a qualified policy. If the initial premium is derived from an exchange, transfer, conversion or surrender of another annuity policy, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. We will require that persons purchase separate policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate policy would require the minimum initial premium previously described. Additional premiums under a policy must qualify for the same federal income tax treatment as the initial premium under the policy. We will not accept an additional premium under a policy if the federal income tax treatment of such premium would be different from that of the initial premium.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the policy value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any policy who is not a natural person generally must include in income any increase in the excess of the policy value over the "investment in the policy" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a policy owned by a natural person.

Withdrawals. With respect to non-qualified policies, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the investment in the policy at that time. The investment in the policy generally equals the amount of non-deductible premiums made. In the case of a withdrawal from qualified policies, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the policy to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the policy generally equals the amount of non-deductible premiums made by or on behalf of any individual. For certain qualified policies, the investment in the policy can be zero. Special tax rules applicable to certain distributions from qualified policies are discussed below, under Qualified Policies.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the policy.

Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the policy, in general a ratable portion of each payment that represents the amount by which the policy value exceeds the investment in the policy will be taxed based on the ratio of the investment in the policy to the total benefit payable; after the investment in the policy is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the policy by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the policy.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the policy bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the policy has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the policy, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding. The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified policies, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the owner chooses a direct rollover from the plan to another tax-qualified plan or to an IRA described in Code Section 408.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

Penalty Tax. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

1.   made on or after the date on which the owner attains age 59 1/2;

2.   made as a result of death or disability of the owner; or

3. received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified policy.

Taxation of Death Benefit Proceeds. Amounts may be distributed from the policy because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

     1. if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

2. if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the policy is not affected by the owner's death. That is, the investment in the policy remains the amount of any premiums paid which are not excluded from gross income.

Transfers, Assignments, or Exchanges of the Policy. For non-qualified policies, a transfer of ownership of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified policies may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974, also referred to as ERISA.

Multiple Policies. All deferred non-qualified policies that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one policy for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of policies or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity policy and separate deferred annuity policies as a single annuity policy under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

Qualified Policies

In General. The qualified policies are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the policies with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions and other transactions with respect to the policies satisfy applicable law. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant:

a)    reaches age 70 1/2; or

b) retires and distribution must be made in a specified manner.

If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. For IRAs and SEP/IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

Qualified Pension and Profit Sharing Plans. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the policy in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a policy for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the policy to your specific needs.

Individual Retirement Annuities (IRA), Simplified Employee Plans (SEP) and Roth IRAs. The sale of a policy for use with any IRA may be subject to special disclosure requirements of the Internal Revenue Service (IRS). If you purchase a policy for use with an IRA you will be provided with supplemental information required by the IRS or other appropriate agency.

You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)    the establishment of your IRA; or

b)    your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the policy you are considering purchasing for use with an IRA.

The policy is designed for use with IRA rollovers and contributory IRAs. A contributory IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (referred to as an IRA). Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, referred to as SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The policy may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

1.    before age 59 1/2, subject to certain exceptions; or

2. during the five taxable years starting with the year in which you first contributed to the Roth IRA.

If you intend to purchase such a policy, you should seek competent advice as to the suitability of the policy for use with Roth IRAs.

Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity policies of:

1.    elective contributions made in years beginning after December 31, 1988;

2.    earnings on those contributions; and

3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified policy from a Section 403(b)(7) custodial account will be subject to the restrictions.

Restrictions under Qualified Policies. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified policies, or under the terms of the plans under which policies are issued. A qualified policy will be amended as necessary to conform to the requirements of the Code.

Taxation of Transamerica

Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the policies. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the policies.

Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains arising from the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all policies) in order to set aside provisions to pay such taxes.

Tax Status of the Policy

Diversification Requirements. Code Section 817(h) requires that with respect to non-qualified policies, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the policies to qualify as annuity policies under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec.
1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and policy values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

Required Distributions. In order to be treated as an annuity policy for federal income tax purposes, Code Section 72(s) requires any non-qualified policy to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) if any owner dies before the annuity date, the entire interest in the policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary.

This interest is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the policy passes to the "designated beneficiary." However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the policy may be continued with the surviving spouse as the new owner.

The non-qualified policies contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the policy will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the policy to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the policy.

Possible Changes in Taxation

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity policies. For example, one proposal would tax transfers among investment options and tax exchanges involving variable policies. A second proposal would reduce the investment in the policy under cash value life insurance and certain annuity policies by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the policies could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the policy depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular policy. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular policy, the yield of that policy will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided.

Performance information for any variable sub-account reflects only the performance of a hypothetical policy under which policy value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:

1. the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

2. the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or through other means of written communication:

      the implications of longer life expectancy for retirement planning;

      the tax and other consequences of long-term investment in the policy;

      the effects of the policy's lifetime payout options; and

      the operation of certain special investment features of the policy -- such as the dollar cost averaging option.

Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating premiums between the fixed account and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information. Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account commenced operations.

YEAR 2000 ISSUE

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year.
This is commonly known as the "Year 2000 Problem".

Regarding our systems and software that administer the contracts, we believe that our own internal systems will be Year 2000 ready. Additionally, we require third party vendors that supply software or administrative services to us in connection with the contract administration, to certify that such software and/or services will be Year 2000 ready.

The "Year 2000 Problem" could adversely impact the portfolios if the computer systems used by the portfolios' investment adviser, sub-adviser, custodian and transfer agent (including service providers' systems) do not accurately process date information on or after January 1, 2000. The investment advisers are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly on or after January 1, 2000, and seeking assurances from other service providers they use that their computer systems will be adapted to address the "Year 2000 Problem" in time to prevent adverse consequences on or after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.

We continue to believe that we will achieve Year 2000 readiness. However, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, governmental agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control. This issue could also adversely impact the value of the securities that the portfolios invest in if the issuing companies' systems do not operate properly on or after January 1, 2000, and this risk could be heightened for portfolios that invest internationally. Refer to the prospectuses for the portfolios for more information.

The above information is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the policy and the validity of the form of the policy have been passed upon by David M. Goldstein, Counsel to Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS

The consolidated financial statements of Transamerica at December 31, 1998 and 1997 appearing in the Statement of Additional information have been audited by Ernst & Young LLP, Independent Auditors as set forth in their reports appearing in the Statement of Additional Information. Transamerica Separate Account VA-6NY had not commenced operations as of December 31, 1998, and, therefore, no financial statements are included for the separate account. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the policy value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the policy decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.


AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the policy offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the policy. Statements contained in this prospectus, as to the content of the policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.




STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             Page
THE POLICY ......................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         IRS Required Distributions..............................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  5
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Policy...........................................................................  5
         Changes in the Policy...................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
         Money Market Sub-Account Yield Calculation..............................................  6
         Other Sub-Account Yield Calculations....................................................  6
         Standard Total Return Calculations......................................................  7
         Adjusted Historical Portfolio Performance Data..........................................  7
         Other Performance Data..................................................................  8
HISTORICAL PERFORMANCE DATA......................................................................  8
         General Limitations.....................................................................  8
         Adjusted Historical Performance Data....................................................  8
DISTRIBUTION OF THE POLICY.......................................................................14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................14
STATE REGULATION.................................................................................14
RECORDS AND REPORTS..............................................................................14
FINANCIAL STATEMENTS.............................................................................14
APPENDIX.........................................................................................15



Appendix A

THE FIXED ACCOUNT

This prospectus is generally intended to serve as a disclosure document only for the policy and the variable account. For complete details regarding the fixed account, see the policy itself.

The policy value allocated to the fixed account becomes part of the general account of Transamerica, which supports insurance and annuity obligations.
Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The fixed account are part of the general account of Transamerica. The general account of Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

The allocation or transfer of funds to the fixed account does not entitle the owner to share in the investment performance of Transamerica's general account.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the policies. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.

There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

      general economic trends;

      rates of return currently available;

      returns anticipated on the company's investments;

      regulatory and tax requirements; and

      competitive factors.

Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined at the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class; this new annual rate of interest will remain in effect for at least twelve months. New premiums made to the policy which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

Transfers

Each policy year, as the owner, you may transfer a percentage of the value of the fixed account to variable sub-accounts or to the guarantee period accounts. The maximum percentage that may be transferred will be declared annually by us. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account on the preceding policy anniversary and will be declared each year. Currently, this percentage is 25%.

As the owner, you are limited to four transfers from the fixed account each policy year, and the total of all such transfers cannot exceed the current maximum. If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts.
Additionally, transfers may not be made from the fixed account to:


1.   the Transamerica VIF Money Market Sub-Account; or

2. any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

Appendix B

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period.
$20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the policy.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

DEFINITIONS

Annuity Date: The date on which the annuitization phase of the policy begins.

Cash Surrender Value: The amount we will pay to the owner if the policy is surrendered on or before the annuity date. The cash surrender value is equal to: the policy value; less any policy fee, contingent deferred sales load and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contingent Deferred Sales Load: A charge equal to a percentage of premiums withdrawn from the policy that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 26 for the specific percentages.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

Fixed Account Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to the fixed account; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

General Account: The assets of Transamerica that are not allocated to a separate account.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a guarantee period.

Policy Anniversary: The anniversary of the policy effective date each year.

Policy Effective Date: The effective date of the policy as shown in the policy.

Policy Value: The sum of the variable accumulated value and the fixed account accumulated value.

Policy Year: A 12-month period starting on the policy effective date and ending with the day before the policy anniversary, and each 12-month period thereafter.

Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Service Center: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 800-258-4260.

Status, Qualified and Non-Qualified: The policy has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Surrender Charge: See Contingent Deferred Sales Load.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6NY, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under the policy before the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

Appendix D

Transamerica Life Insurance Company of New York

DISCLOSURE STATEMENT
for Individual Retirement Annuities

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance Company of New York's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Policy has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the policy and does not represent a determination of the merits of such IRA policy.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Policy in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your policy in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity policy you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 1999. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

Revocation of Your IRA or Roth IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA policy will be the policy effective date. This seven day calendar period may or may not coincide with the free look period of your policy.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
401 North Tryon Street, Charlotte, NC 28202. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Premiums paid to your policy.

Policy - The annuity policy, certificate or policy which you purchased.

Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, also referred to as AGI, above certain levels, as described below in Part II,
Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAs

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. Contributions

(a) Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA policy. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.    $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA. If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.    has worked for the employer for 3 of the last 5 preceding tax years;

2.    is at least age 21; and

     3. has received from the employer compensation of at least $400 for the current tax year, adjusted for inflation after 1999;

is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,000, adjusted for inflation after 1998, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.


2. Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Adjusted Gross Income, also referred to as AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

         Married Filing Jointly         Unmarried

         Taxable      Threshold         Taxable        Threshold
         Year         Level             Year           Level

         1998         $50,000           1998            $30,000
         1999         $51,000           1999            $31,000
         2000         $52,000           2000            $32,000
         2001         $53,000           2001            $33,000
         2002         $54,000           2002            $34,000
         2003         $60,000           2003            $40,000
         2004         $65,000           2004            $45,000
         2005         $70,000           2005 and
         2006         $75,000            thereafter     $50,000
         2007 and
              thereafter   $80,000

Beginning in 1998, if you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  x  Maximum Allowable Deduction = Deduction Limit 10,000
-------------------

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.


3. Nondeductible Contributions to Regular IRAs
The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. Distributions

(a) Required Minimum  Distributions,  or simply,  RMD.  Distributions  from your
Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

a)    distributions begin when required;

b)    distributions are made at least once a year; and

c) the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

a)    your life or the joint lives of you and your beneficiary; or

b) a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death. If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the policy as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

a)    December 31 of the year following the year you died; or

     b) December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining nondeductible contributions

   Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions
    for the year

    Equals:

    Nontaxable distributions
    for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance Company of New York will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U. S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section
877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distributions made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the policy, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAs

1. Contributions

(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA policy. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance Company of New York does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.


2. Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. Contribution Limits

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. Distributions

(a) Required Minimum Distribution, or simply, RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

a)    December 31 of the year following the year you died; or

b) December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

a)    upon your death or disability;  or

b) to pay qualified first-time homebuyer expenses of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance Company of New York that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(a) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).

(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the policy, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

                                                     61
TRANSAMERICA SERIESsm
TRANSAMERICA CLASSICsm VARIABLE ANNUITY

Policy Form 3-504 11-198

Issued by Transamerica Life Insurance Company of New York
100 Manhattanville Road, Purchase, New York 10577




VIM 161-599

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             TRANSAMERICA SERIES sm
                             TRANSAMERICA CLASSIC sm
                                VARIABLE ANNUITY

                             Separate Account VA-6NY

                                    Issued By
                 Transamerica Life Insurance Company of New York

     This statement of additional information expands upon subjects discussed in the May 1, 1999, prospectus for the Transamerica Classic Variable Annuity ("policy") issued by Transamerica Life Insurance Company of New York ("Transamerica") through Separate Account VA-6NY. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance Company of New York, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, NC 28202 or calling 800-420-7749. Terms used in the current prospectus for the policy are incorporated into this statement.




   This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and the portfolios.










                                Dated May 1, 1999



TABLE OF CONTENTS
                                                                                                         Page
THE POLICY ......................................................................................         3
NET INVESTMENT FACTOR ...........................................................................         3
SETTLEMENT OPTION PAYMENTS.......................................................................         3
Variable Annuity Units and Payments..............................................................         3
Variable Annuity Unit Value......................................................................         3
Transfers After the Annuity Date.................................................................         4
GENERAL PROVISIONS...............................................................................         4
     IRS Required Distributions..................................................................         4
     Non-Participating...........................................................................         4
     Misstatement of Age or Sex..................................................................         4
     Proof of Existence and Age..................................................................         4
     Annuity Data................................................................................         4
     Assignment..................................................................................         5
     Annual Report...............................................................................         5
     Incontestability............................................................................         5
     Entire Policy...............................................................................         5
     Changes in the Policy.......................................................................         5
     Protection of Benefits......................................................................         5
     Delay of Payments...........................................................................         5
     Notices and Directions......................................................................         6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................         6
     Money Market Sub-Account Yield Calculation..................................................         6
     Other Sub-Account Yield Calculations........................................................         6
     Standard Total Return Calculations..........................................................         7
     Adjusted Historical Portfolio Performance Data..............................................         7
     Other Performance Data......................................................................         8
HISTORICAL PERFORMANCE DATA......................................................................         8
     General Limitations.........................................................................         8
     Adjusted Historical Performance Data........................................................         8
DISTRIBUTION OF THE POLICY.......................................................................         14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         14
STATE REGULATION.................................................................................         14
RECORDS AND REPORTS..............................................................................         14
FINANCIAL STATEMENTS.............................................................................         14
APPENDIX - Accumulation Transfer Formula.........................................................         15

THE POLICY

     The following pages provides additional information about the policy which may be of interest to some owners.

NET INVESTMENT FACTOR

     For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; plus or minus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily  mortality and expense risk charge of 0.00329%  (1.20%  annually)
       times the number of calendar days
     in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.

SETTLEMENT OPTION PAYMENTS

     The variable settlement options provide for payments that fluctuate in dollar amount, based on the investment performance of the elected variable sub-account(s).

Variable Annuity Units and Payments

     For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the policy; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

     The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

     The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.
     The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

     After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 21 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

     The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

IRS Required Distributions

     If any owner under a non-qualified policy dies before the entire interest in the policy is distributed, the value generally must be distributed to the designated beneficiary so that the policy qualifies as an annuity under the Code. (See "Federal Tax Matters" page 32 of the prospectus.)

Non-Participating

     The policy is non-participating. No dividends are payable and the policy will not share in our profits or surplus earnings.

Misstatement of Age or Sex

     If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the policy will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

     Before making any payment under the policy, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the policy.

Annuity Data

     We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

     No assignment of a policy will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

     At least once each policy year prior to the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and the fixed account. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

     Each policy is incontestable from the policy effective date.

Entire Policy

     We have issued the policy in consideration and acceptance of the payment of the initial premium. All statements you made, as owner, are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the policy when issued.

     The  group  annuity  policy  has been  issued  to a trust  organized  under
Missouri law. However, the sole purpose of the trust is to hold the group annuity policy. You have all rights and benefits under the individual certificate issued under the group policy.

Changes in the Policy

     Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual policy or the group policy or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

     We may not change or amend the policy, except as provided in the policy, without your consent. However, we may change or amend the policy if such change or amendment is necessary for the policy to comply with any state or federal law, rule or regulation.

Protection of Benefits

     To the extent permitted by law, no benefit (including death benefits) under the policy will be subject to any claim or process of law by any creditor.

Delay of Payments

     Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.



     In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

     We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 10 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page 23 of the prospectus.)

Notices and Directions

     We will not be bound by any authorization, direction, election or notice which is not received at our Service Center in a form and manner acceptable to us.

     Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

     In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

     The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of premiums) that may be applicable to a policy.

Other Sub-Account Yield Calculations

     We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                        cd

         Where:

         a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
         b = expenses for the sub-account accrued for the period (net of reimbursements). c = the average daily number of variable accumulation units outstanding during the period. d = the maximum offering price per variable accumulation unit on the last day of the period.

     Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all policies. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular policy. Contingent deferred sales loads range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each premium.

     Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

     We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

     All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

     We may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

     This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

     We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

     Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P} -  1

     Where:
     CTR =        the cumulative total return net of sub-account recurring
                    charges for the period.
     ERV =        ending  redeemable  value of a hypothetical  $1,000 payment at the beginning of the one, five, or
                  ten-year  period at the end of the one, five, or ten-year
                    period (or  fractional  portion of the
                  period).
     P =          a hypothetical initial payment of $1,000.

     All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

     General Limitations

     The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

     Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

Adjusted Historical Performance Data

     The charts below show adjusted historical performance data for the sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of the future performance of the sub-accounts.

The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

                   Adjusted Historical Performance Data Charts

1.    Average Annual Total Returns - Assuming surrender

2.    Average Annual Total Returns - Assuming no surrender

3.    Cumulative Returns - Assuming surrender

4.    Cumulative Returns - Assuming no surrender

1.   Average Annual Total Returns - Assuming surrender

     Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of premiums).

--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
          SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
     (date of commencement           1-year      3-year period    period ending    period ending          from
        of operation of           period ending      ending         12/31/98          12/31/98       commencement of
    corresponding portfolio)        12/31/98        12/31/98                                            portfolio
                                                                                                      operations to
                                                                                                        12/31/98
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Worldwide Growth         22.03%          23.97%          19.27%              NA              21.99%
(9/13/93)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MSDW UF International Magnum          2.34%            NA              NA                NA               4.20%
(1/2/97)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Small Cap (8/31/90)      -9.90%          6.76%           10.83%              NA              35.30%
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Small         -15.42%         6.92%            6.47%            11.61%            11.25%
Cap (8/1/88) (1)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Emerging Growth              27.28%          21.46%            NA                NA              23.99%
(7/24/95)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alliance VPF Premier Growth          40.83%          31.75%          25.78%              NA              23.57%
(6/26/92)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Capital                  23.26%          25.23%          21.51%              NA              19.64%
Appreciation (4/5/93)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Research (7/26/95)           16.49%          19.28%            NA                NA              19.96%
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Growth              36.19%          36.25%          32.58%            24.69%              NA
(2/26/69) (2)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alger American Income & Growth       25.45%          26.56%          19.72%            13.98%            13.87%
(11/15/88)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alliance VPF Growth & Income         14.10%          21.85%          19.14%              NA              14.35%
(1/14/91)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Growth w/ Income             15.52%          22.79%            NA                NA              23.34%
(10/9/95)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Balanced (9/13/93)       27.32%          21.27%          17.07%              NA              17.47%
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Managed        0.52%          14.44%          17.12%            17.67%            17.31%
(8/1/88)(3)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MSDW UF High Yield (1/2/97)          -1.77%            NA              NA                NA               5.15%
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MSDW UF Fixed Income (1/2/97)         1.29%            NA              NA                NA               4.98%
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Money Market          NA              NA              NA                NA              -1.52%
(1/2/98)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------





2.   Average Annual Total Returns - Assuming no surrender

     Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows.
These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load
(maximum 6% of premiums).

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/98          ending      ending 12/31/98  portfolio operations
 corresponding portfolio)       12/31/98                         12/31/98                           to 12/31/98
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            27.13%          24.88%           19.61%            NA                22.26%
Growth (9/13/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MSDW UF International            7.44%             NA               NA              NA                 6.62%
Magnum  (1/2/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            -4.80%           7.99%           11.28%            NA                35.30%
(8/31/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust          -10.32%           8.15%           7.00%           11.61%              11.25%
Small Cap (8/1/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          32.38%          22.41%             NA              NA                24.72%
(7/24/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             45.93%          32.57%           26.06%            NA                23.65%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              28.36%          26.13%           21.82%            NA                19.90%
Appreciation (4/5/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/26/95)       21.59%          20.27%             NA              NA                20.75%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          41.29%          37.00%           32.79%          24.69%                NA
(2/26/69) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          30.55%          27.44%           20.05%          13.98%              13.87%
Growth (11/15/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            19.20%          22.80%           19.48%            NA                14.35%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         20.62%          23.72%             NA              NA                24.16%
(10/9/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             32.42%          22.22%           17.43%            NA                17.79%
(9/13/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           5.62%           15.51%           17.48%          17.67%              17.31%
Managed (8/1/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MSDW UF High Yield (1/2/97)      3.33%             NA               NA              NA                 7.55%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MSDW UF Fixed Income             6.39%             NA               NA              NA                 7.39%
(1/2/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money             NA              NA               NA              NA                 3.59%
Market (1/2/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------





3.   Cumulative Returns - Assuming surrender

     Adjusted historical cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum 6% of premiums).

--------------------------- --------------- ---------------- ---------------- ---------------- ----------------------
       SUB-ACCOUNT            For the 1-      For the 3-       For the 5-       For the 10-     For the period from
 (date of commencement of    year period      year period      year period      year period       commencement of
       operation of             ending      ending 12/31/98  ending 12/31/98  ending 12/31/98  portfolio operations
 corresponding portfolio)      12/31/98                                                             to 12/31/98
--------------------------- --------------- ---------------- ---------------- ---------------- ----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide          22.03%           90.52%          141.40%             NA               186.94%
Growth (9/13/93)
---------------------------------------------------------------------------------------------------------------------
MSDW UF International           2.34%             NA               NA               NA                8.56%
Magnum  (1/2/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap          -9.90%           21.69%           67.24%             NA               1145.17%
(8/31/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust          0.52%           22.25%           36.83%          199.96%             203.83%
Small Cap (8/1/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth        27.28%           79.17%             NA               NA               109.73%
(7/24/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier           40.83%          128.72%          214.88%             NA               297.57%
Growth (6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital            23.26%           96.41%          164.93%             NA               180.23%
Appreciation (4/5/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/26/95)     16.49%           69.71%             NA               NA                86.99%
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth        36.19%          152.91%          309.56%          808.27%               N/A
(2/26/69) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &        25.45%          102.72%          145.91%          270.18%             273.01%
Growth (11/15/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth &          14.10%           80.93%          140.07%             NA               191.18%
Income (1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income       15.52%           85.12%             NA               NA                97.03%
(10/9/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced           27.32%           78.33%          119.90%             NA               134.96%
(9/13/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust         -15.42%          49.87%          120.36%          408.96%             428.19%
Managed (8/1/88) (3)
---------------------------------------------------------------------------------------------------------------------
MSDW UF High Yield             -1.77%             NA               NA               NA                10.55%
(1/2/97)
---------------------------------------------------------------------------------------------------------------------
MSDW UF Fixed Income            1.29%             NA               NA               NA                10.20%
(1/2/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money           NA               NA               NA               NA                -1.52%
Market (1/2/98)
---------------------------------------------------------------------------------------------------------------------





4.   Cumulative Returns - Assuming no surrender

     Adjusted historical cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of premiums).

---------------------------- ---------------- ---------------- --------------- --------------- ----------------------
        SUB-ACCOUNT            For the 1-     For the 3-year      For the         For the       For the period from
 (date of commencement of      year period     period ending   5-year period      10-year         commencement of
       operation of              ending          12/31/98          ending      period ending   portfolio operations
 corresponding portfolio)       12/31/98                          12/31/98        12/31/98          to 12/31/98
---------------------------- ---------------- ---------------- --------------- --------------- ----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide            27.13%           94.77%          144.80%           NA               190.34%
Growth (9/13/93)
---------------------------------------------------------------------------------------------------------------------
MSDW UF International            7.44%              NA              NA              NA                13.66%
Magnum  (1/2/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap            -4.80%           25.94%          70.64%            NA               1145.17%
(8/31/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust          -10.32%           26.50%          40.23%          199.96%            203.83%
Small Cap (8/1/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth          32.38%           83.42%            NA              NA               113.98%
(7/24/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier             45.93%          132.97%          218.28%           NA               299.27%
Growth (6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital              28.36%          100.66%          168.33%           NA               183.63%
Appreciation (4/5/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/26/95)       21.59%           73.96%            NA              NA                91.24%
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth          41.29%          157.16%          312.96%         808.27%              N/A
(2/26/69) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &          30.55%          106.97%          149.31%         270.18%            273.01%
Growth (11/15/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth &            19.20%           85.18%          143.47%           NA               191.18%
Income (1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income         20.62%           89.37%            NA              NA               101.28%
(10/9/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced             32.42%           82.58%          123.30%           NA               138.36%
(9/13/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust           5.62%            54.12%          123.76%         408.96%            428.19%
Managed (8/1/88) (3)
---------------------------------------------------------------------------------------------------------------------
MSDW UF High Yield (1/2/97)      3.33%              NA              NA              NA                15.65%
---------------------------------------------------------------------------------------------------------------------
MSDW UF Fixed Income             6.39%              NA              NA              NA                15.30%
(1/2/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money             NA               NA              NA              NA                3.58%
Market  (1/2/98)
---------------------------------------------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICY

     Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

     TSSC has entered into sales agreements with other broker-dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the policies may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

     Under  the   agreements,   applications   for  policies  will  be  sold  by
broker-dealers which will receive compensation as described in the prospectus.

     The offering of the policies is expected to be continuous and TSSC does not anticipate discontinuing the offering of the policies. However, TSSC reserves the right to discontinue the offering of the policies.

     During fiscal year 1998, $3,847,836 in commissions were paid to TSSC as underwriter of Separate Accounts VA-6, VA-6NY and VA-7; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. This percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

     Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

     We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policy will be modified accordingly.

RECORDS AND REPORTS

     All records and accounts relating to the variable account will be maintained by us or by our Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

     Transamerica Separate Account VA-6NY had not commenced operations as December 31, 1998, therefore, no financials are included for the variable account.

     The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.